Share capital warrants and subscription receipts - Additional information (Detail) $ / shares in Units, $ in Thousands								9 Months Ended	12 Months Ended
	Nov. 30, 2024 USD ($) shares $ / shares	Nov. 14, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Feb. 27, 2023 shares	Jul. 23, 2021 USD ($)	Jan. 19, 2021	Oct. 18, 2018	Aug. 31, 2023 shares	Nov. 30, 2024 USD ($) yr shares $ / shares	Nov. 30, 2023 USD ($) shares yr $ / shares	Nov. 30, 2022 USD ($) shares	Nov. 30, 2021 USD ($) shares	Jul. 31, 2023 $ / shares shares	Mar. 31, 2021 shares
Disclosure of classes of share capital [line items]
Payments for share issue costs									$ 505	$ 1,585	$ 89
Issued capital	$ 363,927								363,927	363,927
Term of warrants				7 years
Share based compensation expense									3,420	2,109	3,604
Change in fair value									(9)	(224)	(221)
Deferred stock liability	$ 20								20	39
SAR Contractual Life							10 years
Net loss									$ (8,306)	$ (23,957)	$ (47,237)
Effect of share options number of ordinary shares | shares									5,688,186	2,053,928	1,286,695
Compensation Expense For Reserve Share									$ 1,931
Remaining Shares Reserved For Issue Under Options | shares	2,507,694								2,507,694
Unrecognized Compensation Cost	$ 1,804									$ 1,593
Public Offering [Member]
Disclosure of classes of share capital [line items]
Common stock, Conversion basis						one half of one
Class of warrant or right, Outstanding | shares								8,130,550	8,130,550
Exercise price of each warrants | $ / shares									$ 12.72
Number of shares issued and fully paid | shares			12,500,000
Par value per share | $ / shares			$ 1
Proceeds from issuing shares			$ 12,500
Percentage Of Ownership Holding Common Shares		50.00%
Percentage Of Ownership Of The Investor		19.90%
Class Of Warrant Or Right Expiration Date									Jan. 19, 2024
Proceeds from exercise of warrants												$ 742
Class Of Warrant Or Right Exercised | shares										0	0	233,400
Over-allotment [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares		160,000
Par value per share | $ / shares		$ 1
Proceeds from issuing shares		$ 160
Investment Quebec [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Class of number warrants or rights issued during the period | shares		9,118,184
Payments for share issue costs		$ 2,053
Non-voting Subscription Receipts [Member] | Investment Quebec [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Class of number warrants or rights issued during the period | shares		3,381,816
Class of warrants or rights exercise price per share | $ / shares		$ 1
Proceeds from the issuance of common shares and warrants		$ 12,500
Marathon Warrants [member]
Disclosure of classes of share capital [line items]
Potential share issue in the future on exercise of warrants | shares	5,000,000								5,000,000
Katana [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares														120,482
Shares issued during the period | shares														120,482
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital												$ 668
Ordinary shares [member] | Marathon Warrants [member]
Disclosure of classes of share capital [line items]
Warrants exercisable | shares				1,250,000
Financial liabilities at fair value through profit or loss, category [member] | Marathon Warrants [member] | Affiliates of Marathon Asset Management [member]
Disclosure of classes of share capital [line items]
Class of number warrants or rights issued during the period | shares				5,000,000
Term of warrants				5 years 9 months 18 days
Fifth Amendment of the Loan facility [member] | Financial liabilities at fair value through profit or loss, category [member] | Marathon Warrants [member] | Affiliates of Marathon Asset Management [member]
Disclosure of classes of share capital [line items]
Class of warrants or rights exercise price per share | $ / shares													$ 2.3
Class of warrants or rights outstanding | shares													5,000,000
Gain (loss) on debt modification										$ (2,650)
Increase in the fair value of liability recorded										350
Gain (loss) due to changes in fair value of financial liabilities at fair value through profit or loss									$ 513	$ 1,525
Transaction cost of warrants issued									196
Transaction costs allocated to the loan facility									78
Deferred financing costs on the loan facility									$ 118
ATM program [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 1.85								$ 1.85
Proceeds from issuing shares									$ 2,960
Payments for share issue costs									126			$ 0
Deferred financing costs written down									$ 607
Shares issued during the period | shares											400,000	0
Potential aggregate offering price					$ 50,000
Stock issuable as a percentage of total shares issued and outstanding	17.00%								17.00%
Effect of share options number of ordinary shares | shares									0	0	29,589
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense									$ 0	$ 0	$ 126
Change in fair value									$ 9	$ 224	221
Deferred stock units outstanding | shares	16,443								16,443	24,878
Deferred stock liability	$ 20								$ 20	$ 39
Cash Settled Forward Contracts [Member] | Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Change in fair value									$ (23)	$ (492)	217
Shares outstanding | shares	16,443								16,443	67,535
Fair value of cash settled forward contracts	$ 21								$ 21	$ 110
Two Thousand And Sixteen Shareholders Plan [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Price per share for the settlement of cash-settled forward stock contracts | $ / shares									$ 18.87	$ 19.47
Stock Option Plan Two Thousand And Nineteen [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense									$ 3,612	$ 2,237	$ 3,860
Exercise period of options | yr									10
Remaining options available for issuance | shares	2,128,406								2,128,406	5,762,675	1,091,358
Stock Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense									$ 65	$ 22	$ 12
Exercise period of options | yr									5.8	6.8
Number of shares outstanding | shares	16,875								16,875
Fifth Amendment [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Warrants exercisable | shares	1,250,000								1,250,000	1,250,000